Equity (Tables)	3 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended March 31,
	2023	2022
	U.S $ in thousands

Cost of revenues	$932	$900
Research and development, net	2,089	1,786
Selling, general and administrative	5,220	5,847
Total stock-based compensation expenses	$8,241	$8,533

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2023	$1,619,559	$27.62
Granted	-	-
Exercised	(1,083)	3.58
Forfeited	(2,910)	34.73
Options outstanding as of March 31, 2023	1,615,566	27.62
Options exercisable as of March 31, 2023	$1,243,725	$31.13

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	$3,496,099	$23.98
Granted	1,642,257	13.02
Vested	(996,094)	25.58
Forfeited	(104,741)	25.03
Unvested as of March 31, 2023	$4,037,521	$19.10

Schedule of accumulated other comprehensive income (loss)
	Three Months Ended March 31, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,828)	1,255	(573)
Amounts reclassified from accumulated other comprehensive loss	(417)	-	(417)
Other comprehensive income (loss)	(2,245)	1,255	(990)
Balance as of March 31, 2023	$(2,544)	$(11,264)	$(13,808)
	Three Months Ended March 31, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	271	(702)	(431)
Amounts reclassified from accumulated other comprehensive loss	(622)	-	(622)
Other comprehensive income (loss)	(351)	(702)	(1,053)
Balance as of March 31, 2022	$1,221	$(11,045)	$(9,824)